Retirement Plan (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit And Contribution Plan Disclosure [Line Items]
Description Of Maximum Retirement Benefit	The maximum retirement benefit is 45 months of salary.
Description Of Contribution To Pension Fund	The Company contributes an amount equal to 2% of wages and salaries paid every month to the Fund
Defined Contribution Plan, Percentage Of Contribution, Description	The Company is required to make a monthly contribution for full-time employees in the ROC that elected to participate in the Defined Contribution Plan at a rate no less than 6% of the employee's monthly wages to the employees' individual pension fund accounts at the ROC Bureau of Labor Insurance.
Defined Contribution Plan, Cost Recognized	$ 2,091	$ 1,844	$ 1,801
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax	1,409	1,008	1,241
Defined Benefit Plan, Accumulated Benefit Obligation	883	887
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	13
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	38
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	29
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	323
Subsequent Event [Member]
Defined Benefit And Contribution Plan Disclosure [Line Items]
Pension Contributions	125
Defined Benefit Plan, Amortization of Net Gains (Losses)	(75)
Employee Social Security Plan [Member]
Defined Benefit And Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	778	606	517
ROC Bureau Of Labor Insurance [Member] | Subsequent Event [Member]
Defined Benefit And Contribution Plan Disclosure [Line Items]
Pension Contributions	$ 2,436